Subsequent Events (Details) - $ / shares			1 Months Ended
	Aug. 07, 2024	Jul. 08, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024
Subsequent Event [Line Items]
Cash dividend declared (in USD per share)			$ 0.04	$ 0.04	$ 0.03	$ 0.03	$ 0.01
Subsequent event
Subsequent Event [Line Items]
Cash dividend declared (in USD per share)	$ 0.06	$ 0.05